LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2018
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights
	As of December 31,
	2017	2018
	RMB	RMB
Land use rights	496,819,382	639,222,396
Less: accumulated amortization	(53,550,210)	(64,277,210)
Land use rights, net	443,269,172	574,945,186